Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2013	Aug. 12, 2013
Document And Entity Information
Entity Registrant Name	Razor Resources Inc.
Entity Central Index Key	0001333614
Document Type	10-K
Document Period End Date	Apr 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 73,805,000
Entity Common Stock, Shares Outstanding		101,305,000
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	Apr. 30, 2013	Apr. 30, 2012
Current
Cash		$ 108,730
Investment		1,680
Total Current Assets		110,410
Long-Term
Property, Plant and Equipment		32,877
TOTAL ASSETS		143,287
Current Liabilities
Accounts payable and accrued	155,949	241,055
TOTAL CURRENT LIABILITIES	155,949	241,055
Long Term Liability
Long Term Debt	429,012	429,012
Long term Loan	119,140	105,000
Loan from Shareholder and Director	441,196	441,196
TOTAL LIABILITIES	1,145,297	1,216,263
Stockholders' Equity (Deficit)
Common Stock Authorized: 1,050,000 common shares at $0.01 par value, 7,500,000 preferred shares at $0.01 par value, Issued and fully paid 101,305,000 common shares at $0.01 par value	7,637	7,637
Additional paid in capital	853,652	853,652
Prior period adjustment	(302,567)	(302,567)
Deficit accumulated during the development stage	(1,704,017)	(1,631,697)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,145,296)	(1,072,976)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 143,287

Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Stockholder's Equity (Deficit)
Common Stock Par value	$ 0.01	$ 0.01
Common Stock Authorized	1,050,000	1,050,000
Common Stock Issued	101,305,000	101,305,000
Preferred Stock Par Value	$ 0.01	$ 0.01
Preferreed Stock Authorized	75,000,000	75,000,000

Statements of Operations (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
General and Administrative Expenses
Filing Fees	$ 10,200	$ 1,025
Professional Fees	27,564	5,246
Management Fees	34,557
Bank Service Charges
Office Costs
Other Expenses		139
Total General and Administrative Expenses	72,321	6,410
Loss from Disposal of investment in Equity
Net Loss Before Minority Interest
Net Loss for the Period	$ (72,321)	$ (6,410)
Net Loss Per Share
Basic and Diluted Loss per Share	(0.009)	(0.009)
Weighted Average Number of Shares Outstanding	101,305,000	101,305,000

Statements of Cash Flows (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Cash Provided by (Used for) Operating Activities
Net loss for the period	$ (72,321)	$ (6,410)
Prior Period Adjustment
Changes in non-cash working capital items
Accounts payable and Accrued liabilities
Minority Interest
Changes in non-cash working capital items		8,090
Inventory
Accounts Receivable
Deposits and Expenses Paid In Advance	108,730
Accounts Payable and Accrued Liabilities
Other Accounts Payable
Accounts Payable to Related Companies
Reclamation of Mine
Net Cash Provided By (Used In) Operating Activities	108,730	1,680
Investing Activities
Investment in divesture from Related Party
Investment in Oil Well #six		1,680
Cash used in Investing Activities		1,680
(Repayments) Advances to/from Related Party
Loan from Shareholder
Loan from Catalyst
Cash provided by financing activities
Cash (decrease) increase during the year
Cash , Beginning of year	108,730	108,730
Cash, End of year		$ 108,730

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Apr. 30, 2008	$ 5,137	$ 0	$ (197,717)	$ (116,993)
Beginning Balance, Shares at Apr. 30, 2008	64,805,000
Shares Cancelled	(12,500,000)
Shares Issued, Shares	250,000
Net Loss		0	(39,424)	(39,424)
Ending Balance, Amount at Apr. 30, 2009	7,637	0	(685,083)	(156,417)
Ending Balance, Shares at Apr. 30, 2009	101,305,000
Shares Issued, Value	1,000	480,921		480,921
Shares Issued, Shares	1,000,000
Shares issued for aquisition of Compania, Minera Cerros del Sur, Amount	35,500	302,568		338,068
Shares issued for aquisition of Compania, Minera Cerros del Sur, Shares	35,500,000
Net Loss		0	(487,365)	(487,365)
Ending Balance, Amount at Apr. 30, 2010	7,637	0	(1,625,287)	(176,206)
Ending Balance, Shares at Apr. 30, 2010	101,305,000
Net Loss		0	(940,204)	(940,202)
Ending Balance, Amount at Apr. 30, 2011	7,367	0	(1,631,697)	(1,066,565)
Ending Balance, Shares at Apr. 30, 2011	101,305,000
Net Loss		0	(6,410)	(6,410)
Ending Balance, Amount at Apr. 30, 2012	7,367	0	(1,631,697)	(1,072,976)
Ending Balance, Shares at Apr. 30, 2012	101,305,000
Net Loss		0	(72,321)	(72,321)
Ending Balance, Amount at Apr. 30, 2013	$ 7,367	$ 0	$ (1,704,017)	$ (1,145,296)
Ending Balance, Shares at Apr. 30, 2013	101,305,000

Business Operations	12 Months Ended
Apr. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Operations

1. BUSINESS OPERATIONS

Razor Resources Inc. (the “Company”) was incorporated on February 23, 2001 under the Company Act of the State of Nevada, U.S.A., to pursue mineral exploration. The inception date is February 15, 2002 and the fiscal year end of the Company is April 30.

On February 9, 2010, the Company entered into a share exchange agreement with Compania Minera Cerros Del Sur, S.A. (“Compania Minera”), a Honduran corporation, and a shareholder of Compania Minera. The closing of the transactions contemplated in the share exchange agreement and the acquisition of 99% of the issued and outstanding common stock in the capital of Compania Minera occurred on February 9, 2010. In accordance with the closing of the share exchange agreement, the Company issued 35,500,000 shares of its common stock to a former stockholder of Compania Minera in exchange for the acquisition, by the Company, of 99% of the issued and outstanding shares of Compania Minera. Also, pursuant to the terms of the share exchange agreement, certain stockholders of the Company cancelled 34,000,000 restricted shares of the Company’s common stock.

Compania Minera was organized on October 2, 1975 and recorded in the Honduran commerce register under number 1091-275, as a variable equity – Limited Liability Company for an undefined period of time, in accordance with Honduran law. On August 12, 2004, Compania Minera became into a variable equity –Joint-Stock company and recorded in the Honduran commerce register under number 98-566. Compania Minera is based in Tegucigalpa and its major activity is the mining prospecting, exploring, exploding and commercialization and other related commercial activities.

Razor Resources Inc. (the Company) has received notification that the Company is in default of its Amended Stock Exchange Agreement (the Agreement) dated November 26, 2010 between the Company, Compania Minera Cerros Del Sur S.A. (Cerros) and Mayan Gold, Inc. (Mayan). The Company was not successful in its efforts to raise the necessary funds as stipulated in the Agreement and therefore the Company is technically in default with Cerros and Mayan. In the event of a termination of the Agreement, the Company will effectively lose the majority of its ownership of the Clavo Rico mine which is the only asset of the Company. The Company is currently in discussions with Mayan and Cerros to renegotiate this matter. There can be no assurances the Company will be successful in retaining its ownership of the asset.

 Going Concern

 These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America applicable to a going concern which assume that the Company will realize its assets and discharge its liabilities in the normal course of business. The Company has incurred losses since inception of $1,704,018 to April 30, 2013. This factor creates doubt as to the ability of the Company to continue as a going concern. Realization values may be substantially different from the carrying values as shown in these financial statements should the Company be unable to continue as a going concern. Management is in the process of identifying sources for additional financing for working capital and to fund the ongoing development of the Company's business, and management proposes to develop plans to continue the business as a going concern.

The sole officer and director are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

Summary of Significant Accounting Policies	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The accompanying consolidated financial statements for Razor Resources Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

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(b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment, valuation allowances for receivables and deferred income tax assets and reclamation of mine. Actual results could differ from those estimates.

(c) Bank Indebtedness

Bank indebtedness consists of overdraft with the Company’s Banker. (e) Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes arising on tax losses and temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statement at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in Accounting Standards Codification (“ASC”) No. 740, Income Taxes ("ASC No. 740"). As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

(d) Loss per Share

The Company follows ASC No. 260, Earnings per Share that requires the reporting of both basic and diluted earnings per share. Basic earnings per share is computed by dividing net income available to common shareowners by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. In accordance with ASC No, 260, any anti-dilutive effects on net loss per share are excluded.

(e) Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated in accordance with ASC No. 830 Foreign Currency Matters, using the exchange rate prevailing at the balance sheet date. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

The Company translates its foreign operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded in the cumulative translation account, a component of accumulated other comprehensive income. Gains or losses from foreign currency transactions are included in other expense (income), net.

(f) Comprehensive Income

Comprehensive income reflects changes in equity that results from transactions and economic events from non-owner sources. At April 30, 2013 and 2012, the Company had $nil and $nil respectively, in accumulated other comprehensive loss, from its foreign currency translation.

30

(g) Disclosure about fair value of financial instruments

The Company follow paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements. The adoption of Paragraph 820-10-35-37 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

Paragraph 820-10-35-37 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, Paragraph 820-10-35-37 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

The Company has financial instruments, none of which are held for trading purposes. The Company estimates that the fair value of financial instruments at April 30, 2013, such as cash on hand, accounts receivable, accounts payable and accrued liabilities, accounts payable to related companies and other accounts payable does not differ materially from the aggregate carrying values of its financial instruments recorded in the accompanying balance sheet because of the short-term maturity of these instruments. The fair value of the loan from director cannot be determined because it is non-interest bearing and the absence of market data.

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is required in interpreting market data to develop the estimates of fair value, and accordingly, the estimates are not necessarily indicative of the amounts that the Company could realize in a current market exchange.

(h) Concentration of credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash on hand and accounts receivable which are not collateralized. The Company limits its exposure to credit loss by placing its cash and cash equivalents with high credit quality financial institutions and by performing regular credit assessments of its customers and providing allowances for uncollectible accounts receivable based on the credit risk applicable to particular customer.

31

(j) Inventory

Inventory is recorded at the lower of cost or net realizable value. Cost is determined under the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated selling costs. Cost of inventories includes precious metals, materials and supplies.

Inventories are written down to net realizable value when the cost of inventories is not estimated to be recoverable.

(k) Property, plant and equipment

Property includes land and mineral property (see Mineral property acquisition costs and deferred exploration expenditures). Plant and equipment is recorded at cost less accumulated depreciation and is comprised of mining-machinery, vehicles, office equipment and furniture, leasehold and website cost. Office furniture and equipment are amortized at 10%, and website costs are amortized at 30%. All other equipment is being amortized on a straight line basis over 5 to 20 years.

(l) Mineral property acquisition costs and deferred exploration expenditures

Mineral property acquisition costs are initially capitalized. Exploration costs and mine development costs to be incurred, including those to be incurred in advance of commercial production and those incurred to expand capacity of proposed mines, are expensed as incurred while the Company is in the exploration stage. Mine development costs to be incurred to maintain production will be expensed as incurred. Depletion and amortization expense related to capitalized mineral properties and mine development costs will be computed using the units-of-production method based on proved and probable reserves.

a. US GAAP requires that whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, the entity shall estimate the future cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the discounted future cash flows is less than the carrying amount of the asset, an impairment loss (difference between the carrying amount and fair value) should be recognized as a component of income from continuing operations before income taxes.

32

b. Where properties are disposed of, the sale proceeds are, firstly, applied as a recovery of mineral property acquisition costs, and secondly, as a gain or loss recorded in current operations.

(m) Asset retirement obligations

ASC No, 410, Accounting for Asset Retirement Obligations addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. Specifically, ASC No. 410 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. In addition, the asset retirement cost is capitalized as part of the asset’s carrying value and subsequently allocated to expense over the asset’s useful life.

(n) Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification ("ASC") No. 605, Revenue Recognition ("ASC No. 605"). ASC No. 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured.

Revenue is recognized on the sale and delivery of precious metals and transfer of title to the customers or the completion of a service provided and when collection is reasonably assumed.

(o) Impairment

ASC No. 360, Property, plant and equipment, requires that long-lived assets to be held and used be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Determination of recoverability is based on the Company's judgment and estimates of undiscounted future cash flows resulting from the use of the assets and their eventual disposition. Measurement of an impairment loss for long-lived assets that management expects to hold and use is based on the fair value of the assets.

The carrying values of assets determined to be impaired are reduced to their estimated fair values. Fair values of any impaired assets would generally be determined using a market or income approach.

(p) Recent accounting pronouncements

 Impact of New Accounting Standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position, or cash flow.

Property, Plant and Equipment	12 Months Ended
Apr. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 3. PROPERTY, PLANT AND EQUIPMENT

	April 30,		April 30,
	2013		2012
Buildings	$-0-		$0
Mining-machinery and equipment	-0-
Vehicles	-0-
Office equipment and furniture	-0-		$38,242
Concessions	-0-		0
	-0-		0
Less: Accumulated depreciation	-0-		(5,365)
	-0-		0
Land	-0-
Net property,Plant and Equipment	$-0-	$	$ 32,877

Capital Stock	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Capital Stock

a) Stock and Option Compensation Plan

On April 19, 2010, the Company approved a stock and option compensation plan (2010 Stock Plan) for its directors, officers, employees and consultants. Pursuant to which the Company is authorized to issue options to acquire up to 8,000,000 shares of the Company’s common stock. There were no stock options issued as at April 30, 2012.

b) Issued and Outstanding

During the year ended April 30, 2008, the Company’s Board of Directors approved a 15 for one (1) forward stock split of our authorized, issued and outstanding shares of capital stock. The authorized capital increased from 70,000,000 shares of common stock with a par value of $0.001 to 1,050,000,000 shares of common stock with a par value of $0.001 and 75,000,000 shares of preferred stock with a par value of $0.001. As a result, the issued and outstanding of common stock as at April 30, 2008 increased from 5,137,000 to 77,055,000.

During the year ended April 30, 2009, the Company issued 250,000 common stock and cancelled 12,500,000 common stock from treasury. As a result, the issued and outstanding of common stock as at April 30, 2009 decreased from 77,055,000 to 64,805,000.

i) Acquisition of Compania Minera Cerros Del Sur, S.A.

On February 9, 2010, the Company acquired 99% of the outstanding shares of Compania Minera Cerros Del Sur, S.A. in consideration for 35,500,000 common stock at par of $0.01 per share pursuant to the terms of the share exchange agreement.

ii) Private Placement

During the year ended April 30, 2010, the Company closed a non-brokered private placement for 1,000,000 common shares at $0.50 per share for gross proceeds of $500,000.

Loan From Stockholder and Related Party Transactions	12 Months Ended
Apr. 30, 2013
Related Party Transactions [Abstract]
Loan From Stockholder and Related Party Transactions

NOTE 5. LOAN FROM STOCKHOLDERS AND RELATED PARTY TRANSACTIONS

As at April 30, 2009, a stockholder has loaned the Company $22,550 without interest and fixed term of repayment. The loan was paid off in the year ended April 30, 2010.

A director has loaned the Company $93,879 (2010: $246,299 ) without interest and fixed term of repayment. The loan is unsecured.

Balance of loans from related party as of April 30, 2013 was $ 441,196.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
(a) Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements for Razor Resources Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

(b) Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment, valuation allowances for receivables and deferred income tax assets and reclamation of mine. Actual results could differ from those estimates.

(c) Bank Indebtedness

(c) Bank Indebtedness

Bank indebtedness consists of overdraft with the Company’s Banker. (e) Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes arising on tax losses and temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statement at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in Accounting Standards Codification (“ASC”) No. 740, Income Taxes ("ASC No. 740"). As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

(d) Loss per Share

(d) Loss per Share

The Company follows ASC No. 260, Earnings per Share that requires the reporting of both basic and diluted earnings per share. Basic earnings per share is computed by dividing net income available to common shareowners by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. In accordance with ASC No, 260, any anti-dilutive effects on net loss per share are excluded.

(e) Foreign Currency Translation

(e) Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated in accordance with ASC No. 830 Foreign Currency Matters, using the exchange rate prevailing at the balance sheet date. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

The Company translates its foreign operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded in the cumulative translation account, a component of accumulated other comprehensive income. Gains or losses from foreign currency transactions are included in other expense (income), net.

(f) Comprehensive Income

(f) Comprehensive Income

Comprehensive income reflects changes in equity that results from transactions and economic events from non-owner sources. At April 30, 2013 and 2012, the Company had $nil and $nil respectively, in accumulated other comprehensive loss, from its foreign currency translation.

(g) Disclsoure about Fair Value of Financial Instruments

(g) Disclosure about fair value of financial instruments

The Company follow paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and has adopted paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements. The adoption of Paragraph 820-10-35-37 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

Paragraph 820-10-35-37 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, Paragraph 820-10-35-37 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

The Company has financial instruments, none of which are held for trading purposes. The Company estimates that the fair value of financial instruments at April 30, 2013, such as cash on hand, accounts receivable, accounts payable and accrued liabilities, accounts payable to related companies and other accounts payable does not differ materially from the aggregate carrying values of its financial instruments recorded in the accompanying balance sheet because of the short-term maturity of these instruments. The fair value of the loan from director cannot be determined because it is non-interest bearing and the absence of market data.

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is required in interpreting market data to develop the estimates of fair value, and accordingly, the estimates are not necessarily indicative of the amounts that the Company could realize in a current market exchange.

(h) Concentration of credit risk

(h) Concentration of credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash on hand and accounts receivable which are not collateralized. The Company limits its exposure to credit loss by placing its cash and cash equivalents with high credit quality financial institutions and by performing regular credit assessments of its customers and providing allowances for uncollectible accounts receivable based on the credit risk applicable to particular customer.

(j) Inventory

(j) Inventory

Inventory is recorded at the lower of cost or net realizable value. Cost is determined under the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated selling costs. Cost of inventories includes precious metals, materials and supplies.

Inventories are written down to net realizable value when the cost of inventories is not estimated to be recoverable.

(k) Property, plant and equipment

(k) Property, plant and equipment

Property includes land and mineral property (see Mineral property acquisition costs and deferred exploration expenditures). Plant and equipment is recorded at cost less accumulated depreciation and is comprised of mining-machinery, vehicles, office equipment and furniture, leasehold and website cost. Office furniture and equipment are amortized at 10%, and website costs are amortized at 30%. All other equipment is being amortized on a straight line basis over 5 to 20 years.

(l) Mineral Property Acquisition Costs and Deferred Exploration Expenditures

(l) Mineral property acquisition costs and deferred exploration expenditures

Mineral property acquisition costs are initially capitalized. Exploration costs and mine development costs to be incurred, including those to be incurred in advance of commercial production and those incurred to expand capacity of proposed mines, are expensed as incurred while the Company is in the exploration stage. Mine development costs to be incurred to maintain production will be expensed as incurred. Depletion and amortization expense related to capitalized mineral properties and mine development costs will be computed using the units-of-production method based on proved and probable reserves.

a. US GAAP requires that whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, the entity shall estimate the future cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the discounted future cash flows is less than the carrying amount of the asset, an impairment loss (difference between the carrying amount and fair value) should be recognized as a component of income from continuing operations before income taxes.

(m) Asset retirement obligations

(m) Asset retirement obligations

ASC No, 410, Accounting for Asset Retirement Obligations addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. Specifically, ASC No. 410 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. In addition, the asset retirement cost is capitalized as part of the asset’s carrying value and subsequently allocated to expense over the asset’s useful life.

(n) Revenue Recognition

(n) Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification ("ASC") No. 605, Revenue Recognition ("ASC No. 605"). ASC No. 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured.

Revenue is recognized on the sale and delivery of precious metals and transfer of title to the customers or the completion of a service provided and when collection is reasonably assumed.

(p) Recent accounting pronouncements

(p) Recent accounting pronouncements

 Impact of New Accounting Standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position, or cash flow.

Property, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2013
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
	April 30,		April 30,
	2013		2012
Buildings	$-0-		$0
Mining-machinery and equipment	-0-
Vehicles	-0-
Office equipment and furniture	-0-		$38,242
Concessions	-0-		0
	-0-		0
Less: Accumulated depreciation	-0-		(5,365)
	-0-		0
Land	-0-
Net property,Plant and Equipment	$-0-	$	$ 32,877

Business Operations (Details Narrative) (USD $)	134 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2010	Apr. 19, 2010	Feb. 09, 2010	Apr. 30, 2009	Apr. 30, 2008
Organization, Consolidation and Presentation of Financial Statements [Abstract]
[us-gaap:BusinessCombinationStepAcquisitionEquityInterestInAcquireePercentage]					9900.00%
[us-gaap:CommonStockSharesIssued]	101,305,000	101,305,000	1,000,000	8,000,000	35,500,000	250,000	1,050,000,000
[us-gaap:PreferredStockRedemptionAmount]					$ 34,000,000
[us-gaap:ProfitLoss]	$ 1,704,018

Capital Stock (Details Narrative) (USD $)	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2010	Apr. 19, 2010	Feb. 09, 2010	Apr. 30, 2009	Apr. 30, 2008
Accounting Policies [Abstract]
[us-gaap:CommonStockSharesIssued]	101,305,000	101,305,000	1,000,000	8,000,000	35,500,000	250,000	1,050,000,000
[us-gaap:CommonStockParOrStatedValuePerShare]	$ 0.01	$ 0.01	$ 0.5		$ 0.01		$ 0.001
[us-gaap:PreferredStockValue]							$ 75,000,000
[us-gaap:FreshStartAdjustmentIncreaseDecreaseCommonStock]						12,500,000	77,055,000
[us-gaap:CommonStockSharesOutstanding]						64,805,000
[us-gaap:CommonStockSharesSubscriptions]			$ 500,000

Loan From Stockholder and Related Party Transactions (Details Narrative) (USD $)	Apr. 30, 2013	Jan. 01, 2010	May 02, 2009	Apr. 30, 2009
Related Party Transactions [Abstract]
[us-gaap:LoansAndLeasesReceivableRelatedParties]				$ 22,550
[us-gaap:RelatedPartyTransactionDueFromToRelatedParty]		246,299	93,879
[us-gaap:PaymentsForProceedsFromOtherLoansAndLeases]	$ 441,196